As filed with the Securities and Exchange Commission on May 16, 2002

                                             1933 Act Registration No. 333-68105
                                             1940 Act Registration No. 811-09121

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                   [ ]
                                       ---
         Post-Effective Amendment No.   4                              [X]
                                       ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    6                                            [X]
                         ---

                             JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

           225 WEST WACKER DRIVE, SUITE 1200, CHICAGO, ILLINOIS 60606
--------------------------------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 338-5801
--------------------------------------------------------------------------------

                                            With a copy to:
         Susan S. Rhee
         Assoc. General Counsel             Jorden Burt
         Jackson National Life              1025 Thomas Jefferson Street, N.W.
         Insurance Company                  Washington, D.C. 20007
         1 Corporate Way
         Lansing, MI  48951

                     (Name and Address of Agent for Service)
--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

     immediately upon filing pursuant to paragraph (b)
---

 X   on May 16, 2002 pursuant to paragraph (b)
---
     60 days after filing pursuant to paragraph (a)(1)
---
     on (date)pursuant to paragraph (a)(1)
---
     75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to --- paragraph (a)(2) of Rule 485.

     This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

                             JNL VARIABLE FUND LLC
                    REFERENCE TO ITEMS REQUIRED BY FORM N-1A

                                               Caption in Prospectus or
                                               Statement of Additional
                                               Information relating to
N-1A Item                                      each Item
---------                                      --------------------------------

Part A.  Information Required in a Prospectus   Prospectus

1.  Front and Back Cover Pages                  Front and Back Cover Pages

2.  Risk/Return Summary:  Investments,          About the Series of the Fund
    Risks, and Performance

3.  Risk/Return Summary:  Fee Table             Not Applicable

4.  Investment Objectives, Principal            About the Series of the Fund
    Investment Strategies, and Related Risks

5.  Management's Discussion of Fund             Not Applicable
    Performance

6.  Management, Organization and Capital        Management of the Fund;
    Structure                                   Investment in Fund Interests

7.  Shareholder Information                     Investment in Fund Interests;
                                                Redemption of Fund Interests;
                                                Tax Status

8.  Distribution Arrangements                   Not Applicable

9.  Financial Highlights Information            Financial Highlights


Part B.Information Required in a Statement      Statement of
of Additional Information                       Additional Information

10. Cover Page and Table Of Contents            Cover Page and Table of Contents

11. Fund History                                General Information and History

12. Description of the Fund and Its             Common Types of Investments and
    Investments and Risks                       Management Practices; Additional
                                                Risk Considerations; Investment
                                                Restrictions Applicable to All
                                                Series

13. Management of the Fund                      Management of the Fund

14. Control Persons and Principal Holders       Management of the Fund
    of Securities

15. Investment Advisory and Other Services      Investment Advisory and Other
                                                Services

16. Brokerage Allocation and Other Practices    Investment Advisory and Other
                                                Services

17. Capital Stock and Other Securities          Purchases, Redemptions and
                                                Pricing of Interests; Additional
                                                Information

18. Purchase, Redemption and Pricing of         Purchases, Redemptions and
    Shares                                      Pricing of Interests

19. Taxation of the Fund                        Tax Status

20. Underwriters                                Not Applicable

21. Calculation of Performance Data             Performance

22. Financial Statements                        Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N1-A (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement certain changes made to the Prospectus dated May 1, 2002 for the JNL Variable Fund LLC and to the Statement of Additional Information dated May 1, 2002, both of which were filed with the Commission on April 17, 2002, as part of Post-Effective Amendment No. 3 to the Registration Statement and to file exhibits to the Registration Statement. This Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2002
                              JNL VARIABLE FUND LLC

The following changes apply to the First Trust/JNL The DowSM Target 5 Fund:

On page 2, the "Annual Fund Operating Expenses" and the "Expense Example" charts should be deleted and replaced in its entirety with the following:

-------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.80%
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.80%
-------------------------------------------------------------------------------------------------------------

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $82
--------------------------------------------------------------------------------------------------------------
3 Years                                                                               $255
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $444
--------------------------------------------------------------------------------------------------------------
10 Years                                                                              $990
--------------------------------------------------------------------------------------------------------------

The following changes apply to the First Trust/JNL The DowSM Target 10 Fund:

On page 5, the "Annual Fund Operating Expenses" chart should be deleted and replaced in its entirety with the following:

-------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.80%
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.80%
-------------------------------------------------------------------------------------------------------------

On page 6, the "Expense Example" chart should be deleted and replaced in its entirety with the following:

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $82
--------------------------------------------------------------------------------------------------------------
3 Years                                                                               $255
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $444
--------------------------------------------------------------------------------------------------------------
10 Years                                                                              $990
--------------------------------------------------------------------------------------------------------------

The following changes apply to the First Trust/JNL The S&P(R) Target 10 Fund:

On page 8, the "Annual Fund Operating Expenses" and the "Expense Example" charts should be deleted and replaced in its entirety with the following:

-------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.80%
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.80%
-------------------------------------------------------------------------------------------------------------

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $82
--------------------------------------------------------------------------------------------------------------
3 Years                                                                               $255
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $444
--------------------------------------------------------------------------------------------------------------
10 Years                                                                              $990
--------------------------------------------------------------------------------------------------------------

The following changes apply to the First Trust/JNL Global Target 15 Fund:

On page 12, the "Annual Fund Operating Expenses" and the "Expense Example" charts should be deleted and replaced in its entirety with the following:

-------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.80%
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.80%
-------------------------------------------------------------------------------------------------------------

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $82
--------------------------------------------------------------------------------------------------------------
3 Years                                                                               $255
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $444
--------------------------------------------------------------------------------------------------------------
10 Years                                                                              $990
--------------------------------------------------------------------------------------------------------------

The following changes apply to the First Trust/JNL Target 25 Fund:

On page 15, the "Annual Fund Operating Expenses" chart should be deleted and replaced in its entirety with the following:

-------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.80%
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.80%
-------------------------------------------------------------------------------------------------------------

On page 16, the "Expense Example" chart should be deleted and replaced in its entirety with the following:

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $82
--------------------------------------------------------------------------------------------------------------
3 Years                                                                               $255
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $444
--------------------------------------------------------------------------------------------------------------
10 Years                                                                              $990
--------------------------------------------------------------------------------------------------------------

The following changes apply to the First Trust/JNL Target Small-Cap Fund:

On page 18, the "Annual Fund Operating Expenses" chart should be deleted and replaced in its entirety with the following:

-------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.80%
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.80%
-------------------------------------------------------------------------------------------------------------

On page 19, the "Expense Example" chart should be deleted and replaced in its entirety with the following:

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $82
--------------------------------------------------------------------------------------------------------------
3 Years                                                                               $255
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $444
--------------------------------------------------------------------------------------------------------------
10 Years                                                                              $990
--------------------------------------------------------------------------------------------------------------

The following changes apply to the First Trust/JNL Technology Sector Fund:

On page 21, the "Annual Fund Operating Expenses" and the "Expense Example" charts should be deleted and replaced in its entirety with the following:

-------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.90%
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.90%
-------------------------------------------------------------------------------------------------------------

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $92
--------------------------------------------------------------------------------------------------------------
3 Years                                                                               $287
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $498
--------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,108
--------------------------------------------------------------------------------------------------------------

The following changes apply to the First Trust/JNL Pharmaceutical/Healthcare
Sector Fund:

On page 24, the "Annual Fund Operating Expenses" and the "Expense Example" charts should be deleted and replaced in its entirety with the following:

-------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.90%
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.90%
-------------------------------------------------------------------------------------------------------------

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $92
--------------------------------------------------------------------------------------------------------------
3 Years                                                                               $287
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $498
--------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,108
--------------------------------------------------------------------------------------------------------------

The following changes apply to the First Trust/JNL Financial Sector Fund:

On page 21, the "Annual Fund Operating Expenses" and the "Expense Example" charts should be deleted and replaced in its entirety with the following:

-------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.90%
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.90%
-------------------------------------------------------------------------------------------------------------

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $92
--------------------------------------------------------------------------------------------------------------
3 Years                                                                               $287
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $498
--------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,108
--------------------------------------------------------------------------------------------------------------

The following changes apply to the First Trust/JNL Energy Sector Fund:

On page 21, the "Annual Fund Operating Expenses" and the "Expense Example" charts should be deleted and replaced in its entirety with the following:

-------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.90%
Other Expenses                                                                          0%
Total Fund Annual Operating Expenses                                                 0.90%
-------------------------------------------------------------------------------------------------------------

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $92
--------------------------------------------------------------------------------------------------------------
3 Years                                                                               $287
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $498
--------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,108
--------------------------------------------------------------------------------------------------------------

The following changes apply to the First Trust/JNL Leading Brands Sector Fund:

On page 21, the "Annual Fund Operating Expenses" and the "Expense Example" charts should be deleted and replaced in its entirety with the following:

-------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.90%
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.90%
-------------------------------------------------------------------------------------------------------------

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $92
--------------------------------------------------------------------------------------------------------------
3 Years                                                                               $287
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $498
--------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,108
--------------------------------------------------------------------------------------------------------------

The following changes apply to the First Trust/JNL Communications Sector Fund:

On page 21, the "Annual Fund Operating Expenses" and the "Expense Example" charts should be deleted and replaced in its entirety with the following:

-------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.90%
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.90%
-------------------------------------------------------------------------------------------------------------

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $92
--------------------------------------------------------------------------------------------------------------
3 Years                                                                               $287
--------------------------------------------------------------------------------------------------------------
5 Years                                                                               $498
--------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,108
--------------------------------------------------------------------------------------------------------------

         On page 43 under the section entitled "Investment Adviser", the fifth paragraph and the chart should be deleted in its entirety and replaced with the following:

The Target Funds are obligated to pay JNAM the following fees:

Assets                                             Annual Rate
------                                             -----------
All Assets                                           .65%

Each of the Sector Funds are obligated to pay JNAM the following fees (the fee percentages are identical for each Sector Fund):

Average Daily Net Assets                           Annual Rate
------------------------                           -----------
$0 to $500 million                                   .75%
$500 million to $1 billion                           .70%
Over $1 billion                                      .65%


         On page 44, the section entitled "Administrative Fee" should be replaced and deleted in its entirety with the following paragraph:

In addition to the investment advisory fee, each Fund pays to JNAM an Administrative Fee. Each Fund, except the First Trust/JNL Global Target 15 Fund, pays JNAM an Administrative Fee of .15% of the average daily net assets of the Fund. The First Trust/JNL Global Target 15 Fund pays JNAM an Administrative Fee of .20% of the average daily net assets of the Funds. In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the JNL Variable Fund and the separate Funds. In accord with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of each the JNL Variable Fund and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

         On page 48, the hypothetical total returns for 2001 should be deleted and replaced in its entirety with the following:

                                   Global
                 Target            Target    Target      S&P                                              Ibbotson   Cumulative
      Target 25  10       Target 5 15       Small-Cap  Target    S&P 500    FT      Hang Seng             Small-Cap     Index
Year  Strategy   Strategy Strategy Strategy Strategy  Strategy    Index    Index    Index       DJIA      Index        Returns
----- ---------- -------- -------- -------- --------- --------- --------- -------- ----------- -------- ----------- -------------
2001    9.77%     -2.82%  -2.68%   1.34%     -1.42%    -20.35%   -11.88%  -22.81%   -22.45%     -5.45%      22.13%       -16.90%
----- ---------- -------- -------- -------- --------- --------- --------- -------- ----------- -------- ----------- -------------


This Supplement is dated May 16, 2002.

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2002
                              JNL VARIABLE FUND LLC

On page 39, the last sentence and the chart in the third paragraph should be deleted and replaced in its entirety with the following:

The Target Funds are obligated to pay JNAM the following fees:

Assets                                             Annual Rate
------                                             -----------
All Assets                                            .65%

Each of the Sector Funds are obligated to pay JNAM the following fees (the fee percentages are identical for each Sector Fund):

Average Daily Net Assets                           Annual Rate
------------------------                           -----------
$0 to $500 million                                    .75%
$500 million to $1 billion                            .70%
Over $1 billion                                       .65%

On pages 40 and 41, the last sentence and the chart in the last paragraph should be deleted and replaced in its entirety with the following:

JNAM is obligated to pay First Trust out of the advisory fee it receives from each Target Fund the following fees:

Target Funds
Assets                                             Annual Rate
------                                             -----------
All Assets                                            .20%

Sector Funds

Average Daily Net Assets                           Annual Rate
------------------------                           -----------
$0 to $500 million                                    .35%
$500 million to $1 billion                            .30%
Over $1 billion                                       .25%


On page 43, the paragraph entitled "Administrative Fee" should be deleted and replaced in its entirety with the following paragraph:

Each Fund pays to JNAM an Administrative Fee. Each Fund, except the First Trust/JNL Global Target 15 Fund, pays an Administrative Fee of .15% of the average daily net assets of the Fund. The First Trust/JNL Global Target 15 Fund pays an Administrative Fee of .20% of the average daily net assets of the Fund. In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In accord with the Administration Agreement, JNAM is responsible for the payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.




This Supplement is dated May 16, 2002.

(To be used with V3670 Rev. 05/02)

                              JNL VARIABLE FUND LLC

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 23.  Exhibits

(a) Certificate of Formation of Registrant dated October 15, 1998, incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on November 30, 1998.

(b) Operating Agreement of Registrant, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

(b)(1) Operating Agreement of Registrant, incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 17, 2002.

(c)      Not Applicable

(d) (1) Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC dated May 14, 1999, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

(2) Form of Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and First Trust Advisors L.P., incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 20, 1999.

(3)      Investment Advisory and Management Agreement between
         Registrant and Jackson National Asset Management, LLC dated
         January 31, 2001, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

(4) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and First Trust Advisors L.P. dated January 31, 2001, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

(5) Amendment to Investment Advisory and Management Agreement dated May 16, 2002, attached hereto.

(6) Investment Sub-Advisory Agreement between Registrant and Jackson National Asset Management, LLC dated May 16, 2002, attached hereto.

(e) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account - I dated May 14, 1999, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

(f)      Not Applicable

(g)(1) Delegation, Custody and Information Services Agreement between the Registrant and Boston Safe Deposit and Trust Company dated May 14, 1999, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

   (2) Amended and Restated Mutual Fund Custody Agreement between the Registrant and Boston Safe Deposit and Trust Company dated May 1, 2000, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

(h)(1) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated May 14, 1999, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

   (2) Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

   (3) Amendment to the Administration Agreement dated March 20, 2002, attached hereto.

   (4) Amendment to the Administration Agreement dated May 16, 2002, attached hereto.

(i)      Opinion of Counsel, attached hereto.

(j) Consent of Auditors, incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 17, 2002.

(k)      Not Applicable

(l)      Not Applicable

(m)      Not Applicable

(n)      Not Applicable

(o)      Not Applicable

(p)(1) The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 17, 2000.

   (2) First Trust Advisors, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 17, 2000.

   (3) The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

   (4) The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 17, 2002.


Item 24. Persons controlled by or under Common Control with Registrant.

         Jackson National Separate Account - I
         Jackson National Separate Account III
         Jackson National Separate Account V
         Jackson National Separate Account VI
         JNLNY Separate Account I
         JNLNY Separate Account II

Item 25. Indemnification.

          Article IV of the Registrant's Operating Agreement provides that each of its Managers and Officers (including persons who serve at the Registrant's request as managers, directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          The  foregoing   indemnification   arrangements  are  subject  to  the
          provisions of Section 17(h) of the Investment Company Act of 1940.

          Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to managers, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a manager, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such manager, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, managers or employees of the Registrant, and by separate agreement Jackson National Life Insurance Company has agreed to indemnify managers of the Registrant who are not interested persons of the Registrant or its investment adviser.

Item 26. Business and Other Connections of Investment Adviser.

          Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC
          (JNAM) contained in the section entitled "Management of the Fund" of the Prospectus, and the biographical information pertaining to Messrs. Hopping, Meyer, Fritts, Bouchard, McPherson and Nerud and Mrs. Engler and Ms. Rhee, contained in the section entitled "Management of the Fund" and the description of JNAM contained in the section entitled "Investment Advisory and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

Name                       Address                   Principal Occupation

Andrew B. Hopping          1 Corporate Way           President, Managing
                           Lansing, MI 48951         Board Member
                                                     (3/98 to Present)

Mark D. Nerud              1 Corporate Way           Chief Financial Officer,
                           Lansing, MI 48951         Managing Board Member
                                                     (3/98 to Present)

Susan S. Rhee              1 Corporate Way           Secretary
                           Lansing, MI 48951         (1/00 to Present)

First Trust Advisors L.P., file No. 801-39950, the sub-adviser of the series of the Fund, is primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-adviser and other required information.

Item 27.  Principal Underwriters.

          Not Applicable.

Item 28.  Location of Accounts and Records

          Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are
          in the physical possession of the Registrant at1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7),
          (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Boston Safe Deposit and Trust Company, One Boston Place, Boston, Massachusetts 02108.

Item 21.  Management Services.

          Not Applicable.

Item 30.  Undertakings.

          Not Applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 16th day of May, 2002.


               JNL VARIABLE FUND LLC


               By:     /s/ Andrew B. Hopping by Thomas J. Meyer*
                       -----------------------------------------
                       Andrew B. Hopping
                       President, CEO and Manager


         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Andrew B. Hopping by Thomas J. Meyer*          May 16, 2002
--------------------------------------------       --------------
Andrew B. Hopping
President,
CEO and Manager


/s/ Robert A. Fritts by Thomas J. Meyer*           May 16, 2002
--------------------------------------------       --------------
Robert A. Fritts
Vice President,  Treasurer, CFO and Manager


/s/ Michelle Engler by Thomas J. Meyer*            May 16, 2002
--------------------------------------------       --------------
Michelle Engler
Manager


/s/ Michael Bouchard by Thomas J. Meyer*           May 16, 2002
--------------------------------------------       --------------
Michael Bouchard
Manager


/s/ Peter McPherson by Thomas J. Meyer*            May 16, 2002
--------------------------------------------       --------------
Peter McPherson
Manager



* Attorney In Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as managers of JNL VARIABLE FUND LLC, a Delaware limited liability company, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Variable Fund LLC, hereby constitute and appoint Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning, his/her attorney, with full power of substitution and re-substitution, for and in his/her name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.


 /s/ Andrew. B. Hopping                                    May 16, 2002
-----------------------------------------------------      ---------------
Andrew B. Hopping                                          Date


 /s/ Michael Bouchard                                      May 16, 2002
-----------------------------------------------------      ---------------
Michael Bouchard                                           Date


 /s/ Peter McPherson                                       May 16, 2002
-----------------------------------------------------      ---------------
Peter McPherson                                            Date


 /s/ Michelle Engler                                       May 16, 2002
-----------------------------------------------------      ---------------
Michelle Engler                                            Date


 /s/ Robert A. Fritts                                      May 16, 2002
-----------------------------------------------------      ---------------
Robert A. Fritts                                           Date

                                  EXHIBIT LIST


Exhibit
Number            Description

23.(d)(5)    Amendment to Investment Advisory and Management Agreement,
             attached hereto as EX-99.d5.

23.(d)(6)    Investment Sub-Advisory Agreement, attached hereto as EX-99.d6.

23.(h)(3)    Amendment to Administration Agreement, attached hereto
             as EX-99.h3.

23.(h)(4)    Amendment to Administration Agreement, attached hereto
             as EX-99.h4.

23.(i)       Opinion of Counsel, attached hereto as EX-99.i.